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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Makena Capital Management, LLC
                 ------------------------------
   Address:      2755 Sand Hill Road
                 ------------------------------
                 Suite 200
                 ------------------------------
                 Menlo Park, CA 94025
                 ------------------------------

Form 13F File Number: 28-12255
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Ross
         -------------------------------
Title:   Chief Investment Officer
         -------------------------------
Phone:   650-926-1300
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael Ross                   Menlo Park, CA      October 18, 2007
   -------------------------------    -----------------   ----------------
   Michael Ross
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number   Name

    28-00096               Capital Guardian Trust Company
       ---------------     -----------------------------------------------------
    28-11599               Grantham, Mayo, Van Otterloo & Co. LLC
       ---------------     -----------------------------------------------------
    28-11866               Morgan Stanley Investment Management, Inc.
       ---------------     -----------------------------------------------------
    28-07312               Security Capital Research and Management Incorporated
       ---------------     -----------------------------------------------------
    28-04557               Wellington Management Company, LLP
       ---------------     -----------------------------------------------------
    28-03791               Pzena Investment Management LLC
       ---------------     -----------------------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none (0)
                                        --------------------

Form 13F Information Table Entry Total: three (3)
                                        --------------------

Form 13F Information Table Value Total: $1,139,319(x1000s)
                                        --------------------
                                            (thousands)

List of Other Included Managers:        none

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                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
                                                            SHRS OR
                                                 VALUE      PRN         SH /   PUT /   INVESTMENT   OTHER
TITLE OF CLASS                      CUSIP       (X1000)     AMT         PRN    CALL    DISCRETION   MANAGERS    SOLE     SHARED NONE
MSCI Emerging Markets Index Fund    464287234   431,178    2,885,100    SH     SOLE                            2,885,100
MSCI Japan Index Fund               464286848   266,115   18,557,565    SH     SOLE                           18,557,565
MSCI EAFE Index Fund                464287465   442,026    5,352,047    SH     SOLE                            5,352,047